Prepaid Expenses and Other Current Assets, Net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Text Block Supplement [Abstract]
Bad debt expense	¥ 237,704	$ 34,140		¥ 144,687
Bad debt write off	¥ 4,744,565	$ 681,240